BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 13:- BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2012	2013	2014
Numerator:
Income (loss) attributable to Magal shareholders'	$4,094	$(4,463)	$3,410

Denominator:
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	16,003,482	16,138,944	16,186,148
Effect of diluting securities:
Employee stock options	27,334	-	151,908

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	16,030,816	16,138,944	16,338,056